Property, Plant and Equipment - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [Line Items]
Gains on disposals of assets	$ 24,000	$ 30,000
Loss on asset decommissioning	9,592	0
Purchase of property, plant and equipment	224,960	184,250
Increase in property plant and equipment due to non cash equipment swaps	0	2,000
Additions other than through business combinations, property, plant and equipment	$ 225,000	$ 187,000